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                                                           RULE 497(e)
                                                           FILE NO. 33-26305



                               BLACKROCK FUNDS SM

                     THE EQUITY PORTFOLIOS/INVESTOR CLASSES

                SUPPLEMENT TO PROSPECTUS DATED JANUARY 28, 2000



BLACKROCK MICRO-CAP EQUITY PORTFOLIO

Risk / Return Information

The section "Risk / Return Information" on page 92 has been amended to read in its entirety as follows:

The chart and table below give you a picture of the fund's long-term perfor-mance for Investor A Shares (in the chart) and for Investor A, B and C Shares (in the table). The information shows you how the fund's performance has varied year by year and provides some indication of the risks of investing in the fund. The table compares the fund's performance to that of the Wilshire Microcap Index, a recognized unmanaged index of stock market performance. As with all such investments, past performance is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown.

As of 12/31                   Investor A Shares
------------------------------------------------------------------------------
ANNUAL TOTAL RETURNS*
------------------------------------------------------------------------------

Best Quarter Q4 '99: 69.17%

Worst Quarter Q3 '99: 17.93%

                                  [BAR CHART]

                                       99
                                     ------
                                     220.11


As of 12/31/99
------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
------------------------------------------------------------------------------

                                                       Since         Inception
                                       1 Year        Inception         Date
                                       -------       ---------       ---------
Micro-Cap; Inv A                       204.19%         127.69%        05/01/98
Micro-Cap; Inv B                       203.45%         127.74%        05/01/98
Micro-Cap; Inv C                       214.57%         133.38%        05/01/98
Wilshire Quantum Micro Cap              40.86%           9.05%          N/A

These returns assume payment of applicable sales charges.

* The chart and the table both assume reinvestment of dividends and distribu-tions.

One factor impacting the fund's total return to date was its investment in IPOs and companies that had recently gone public. There is no assurance that the fund's investments in IPOs or newly-public companies will have the same impact on performance in the future as they did in the past.



                   This Supplement is dated March 29, 2000.